PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Prepaid Expense and Other Assets [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2016	2015

Government authorities	$23,312	$21,821
Interest receivable	804	2,597
Prepaid expenses	24,863	11,157
Inventories	4,716	6,198
Other	4,271	1,788

	$57,966	$43,561